Other Long-Term Liabilities - Weighted Average Assumptions Used to Calculate Share-Based Compensation Liability (Details) - Stock options $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($) yr $ / shares	Dec. 31, 2022 CAD ($) yr $ / shares	Dec. 31, 2021 CAD ($) yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	$ 35.93	$ 32.96	$ 16.98
Share price	$ 86.81	$ 75.19	$ 53.45
Expected volatility	30.90%	35.80%	35.50%
Expected dividend yield	4.60%	4.50%	4.40%
Risk free interest rate	3.60%	3.80%	1.10%
Expected forfeiture rate	5.40%	5.00%	4.70%
Expected stock option life | yr	4.2	4.2	4.2
Intrinsic value of vested stock options | $	$ 164	$ 208	$ 112